Revenue and other income - Schedule of Revenues and Other Income (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers
Revenues	€ 3,643	€ 24,928
Research tax credit	1,903	1,616
Subsidies	3	67
Other	2	26
Total other income	1,908	1,710
Total revenues and other income	5,551	26,638
Services
Disclosure of disaggregation of revenue from contracts with customers
Revenues	575	21,522
Other sales
Disclosure of disaggregation of revenue from contracts with customers
Revenues	€ 3,068	€ 3,406